Related Parties - Summary of Outstanding Balances from Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Accounts payable	$ (622)	$ (598)
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Accounts payable	(125)	(39)
Accounts receivable	$ 6,058	$ 506